Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income	$ 2,560,000,000	$ 3,771,000,000	$ 3,626,000,000
Net loss (income) attributable to noncontrolling interests	13,000,000	(12,000,000)	(9,000,000)
Net income applicable to shareholders of The Bank of New York Mellon Corporation	2,573,000,000	3,759,000,000	3,617,000,000
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Provision for credit losses	39,000,000	(231,000,000)	336,000,000
Pension plan contributions	(7,000,000)	(6,000,000)	(25,000,000)
Depreciation and amortization	1,636,000,000	1,867,000,000	1,630,000,000
Goodwill impairment	680,000,000	0	0
Deferred tax (benefit)	155,000,000	257,000,000	(193,000,000)
Net securities losses (gains)	443,000,000	(5,000,000)	(33,000,000)
Change in trading assets and liabilities	7,015,000,000	(1,898,000,000)	(496,000,000)
Change in accruals and other, net	2,534,000,000	(905,000,000)	202,000,000
Net cash provided by operating activities	15,068,000,000	2,838,000,000	5,038,000,000
Investing activities
Change in interest-bearing deposits with banks	1,540,000,000	1,225,000,000	(1,393,000,000)
Change in interest-bearing deposits with the Federal Reserve and other central banks	7,812,000,000	35,073,000,000	(42,857,000,000)
Purchases of securities held-to-maturity	(2,497,000,000)	(8,921,000,000)	(29,651,000,000)
Paydowns of securities held-to-maturity	7,168,000,000	11,339,000,000	9,291,000,000
Maturities of securities held-to-maturity	1,610,000,000	1,872,000,000	7,097,000,000
Purchases of securities available-for-sale	(32,336,000,000)	(54,239,000,000)	(68,430,000,000)
Sales of securities available-for-sale	14,990,000,000	13,545,000,000	13,316,000,000
Paydowns of securities available-for-sale	5,215,000,000	12,775,000,000	10,476,000,000
Maturities of securities available-for-sale	11,573,000,000	17,221,000,000	27,592,000,000
Net change in loans	1,423,000,000	(11,350,000,000)	(1,271,000,000)
Sales of loans and other real estate	0	1,000,000	15,000,000
Change in federal funds sold and securities purchased under resale agreements	5,294,000,000	1,233,000,000	(708,000,000)
Net change in seed capital investments	64,000,000	171,000,000	18,000,000
Purchases of premises and equipment/capitalized software	(1,346,000,000)	(1,215,000,000)	(1,222,000,000)
Proceeds from the sale of premises and equipment	45,000,000	34,000,000	0
Acquisitions, net of cash	0	(170,000,000)	0
Dispositions, net of cash	446,000,000	8,000,000	0
Other, net	(1,127,000,000)	1,070,000,000	(728,000,000)
Net cash provided by (used for) investing activities	19,874,000,000	19,672,000,000	(78,455,000,000)
Financing activities
Change in deposits	(37,009,000,000)	(17,896,000,000)	77,523,000,000
Change in federal funds purchased and securities sold under repurchase agreements	790,000,000	418,000,000	(361,000,000)
Change in payables to customers and broker-dealers	(1,488,000,000)	128,000,000	5,977,000,000
Change in other borrowed funds	(344,000,000)	397,000,000	(270,000,000)
Change in commercial paper	0	0	(3,959,000,000)
Net proceeds from the issuance of long-term debt	9,929,000,000	5,186,000,000	2,993,000,000
Repayments of long-term debt	(4,000,000,000)	(4,650,000,000)	(5,200,000,000)
Proceeds from the exercise of stock options	9,000,000	50,000,000	46,000,000
Issuance of common stock	14,000,000	13,000,000	12,000,000
Issuance of preferred stock	0	1,287,000,000	1,567,000,000
Treasury stock acquired	(124,000,000)	(4,567,000,000)	(989,000,000)
Redemption of preferred stock	0	(1,000,000,000)	(583,000,000)
Common cash dividends paid	(1,165,000,000)	(1,126,000,000)	(1,117,000,000)
Preferred cash dividends paid	(211,000,000)	(197,000,000)	(179,000,000)
Amortization of preferred stock discount	0	10,000,000	15,000,000
Other, net	(55,000,000)	(15,000,000)	33,000,000
Net cash (used for) provided by financing activities	(33,654,000,000)	(21,962,000,000)	75,508,000,000
Effect of exchange rate changes on cash	358,000,000	(84,000,000)	61,000,000
Change in cash and due from banks and restricted cash
Change in cash and due from banks and restricted cash	1,646,000,000	464,000,000	2,152,000,000
Cash and due from banks and restricted cash at beginning of period	9,883,000,000	9,419,000,000	7,267,000,000
Cash and due from banks and restricted cash at end of period	11,529,000,000	9,883,000,000	9,419,000,000
Cash and due from banks at end of period (unrestricted cash)	5,030,000,000	6,061,000,000	6,252,000,000
Restricted cash at end of period	6,499,000,000	3,822,000,000	3,167,000,000
Cash and due from banks and restricted cash at end of period	11,529,000,000	9,883,000,000	9,419,000,000
Supplemental disclosures
Interest paid	3,307,000,000	233,000,000	1,236,000,000
Income taxes paid	449,000,000	473,000,000	1,341,000,000
Income taxes refunded	$ 11,000,000	$ 42,000,000	$ 60,000,000